Treasury shares	12 Months Ended
Dec. 31, 2024
Treasury shares
Treasury shares

22. Treasury shares

On January 16, 2020, the Board of Directors of the Company authorized to implement a share repurchase program to repurchase from time to time of up to US$400 million worth of ADSs, each representing one Class A ordinary share, par value $0.0001 per share, of the Company over a period of 24 months starting from April 2019.

In 2020, the Company repurchased an aggregate of 1,495,291 ADSs, representing 1,495,291 Class A ordinary shares, at an average price of $1.510 per ADS, for US$2,258,112 (RMB 15,528,092).

The amount of treasury shares as of December 31, 2022, 2023 and 2024 were 486,954,953, 899,627,520 and 1,419,285,878 shares, respectively.

On June 11, 2022, the Board of Directors of the Company authorized the company to implement a share repurchase program to repurchase from time to time of up to US$200 million worth of ADSs, each representing one Class A ordinary share, par value US$ 0.0001 per share, of the Company over a period of 24 months starting from July 2022.

As of December 31, 2024, the Company repurchased an aggregate of 169,335,780 ADSs, representing 169,335,780 Class A ordinary shares under the share repurchase program, at an average price of US$4.2971 per ADS, for US$ 727,650,683 (RMB 5,311,340,628). As of December 31, 2024, 71,645,824 shares were canceled, and 1,583,088 shares were used for exercise of share options. The remaining balance of treasury shares represents 96,106,868 Class A ordinary shares, at an average price of US$ 2.0232 per ADS, for US$ 194,441,368 (RMB 1,419,285,878). These shares were recorded at their purchase cost on the consolidated balance sheets and have not been cancelled as of December 31, 2024.